UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-6400

                        The Advisors' Inner Circle Fund
               (Exact name of registrant as specified in charter)
                                    ________


                               101 Federal Street
                                Boston, MA 02110
              (Address of principal executive offices) (Zip code)

                                Chartwell Funds
                                  P.O. Box 446
                               Portland, ME 04112
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-932-7781

                   Date of fiscal year end: October 31, 2003

                   Date of reporting period: October 31, 2003


Item 1.    Reports to Stockholders.

[LOGO OMITTED]

                  CHARTWELL LARGE CAP CORE FUND
                  CHARTWELL SMALL CAP VALUE FUND




                          ANNUAL REPORT TO SHAREHOLDERS
                                OCTOBER 31, 2003












                         THE ADVISORS' INNER CIRCLE FUND



                This information must be preceded or accompanied
                            by a current prospectus

                          CHARTWELL LARGE CAP CORE FUND


Dear Shareholders:

For the period November 1, 2002, to October 31, 2003, the Chartwell Large Cap Core Fund (Institutional Class) returned 19.39% versus 22.32% for the Russell 1000 Index. The underperformance of the Fund against our benchmark index primarily related to stock selection in the consumer cyclical stocks and the broad-based advance of lower priced, non-dividend-paying securities. This latter influence was particularly prevalent in the technology sector.

Consumer cyclical stocks rebounded strongly, starting at the end of the March quarter. Holdings in the Fund in Stanley Works, Maytag and Newell Rubbermaid experienced earnings disappointments early in the year. This had a negative impact in an otherwise strongly performing sector. The Fund was overweighted in the technology sector for most of the year. While our return in this sector was 24%, our bias towards higher quality companies with dividends did not keep pace with some of the very depressed stocks that propelled the tech sector of our benchmark index to an advance of 49%.

On the positive side, outperformance was generated by basic industry, energy and utilities. The basic industry sector benefited from an overweighted position and good stock selection, producing a 41% return versus our index which was up 26%. The energy and utility sectors were meaningfully underweighted, which produced a positive result for the Fund.

During the month of October, the Fund was transitioned to reflect the core investment philosophy of the manager. This strategy concentrates on companies that "fall between the cracks" of value and growth universes. It attempts to avoid the risks associated with very high and very low earnings growth and focuses on moderate growth. Moderate growth is appealing because of manageable competition and reasonable valuations. If moderate growth companies execute on plan, produce growth satisfactorily above the long-term rates of earnings growth in the markets (9-10%), and have valuations that are not excessive, multiple expansion can occur as confidence increases. This multiple expansion, combined with at least low to mid teens earning growth, can result in solid price appreciation with a higher probability of success.

/s/ Kevin A. Melich                       /s/ George H. Burwell
Kevin A. Melich                           George H. Burwell, CFA
Managing Partner & Portfolio Manager      Managing Partner & Portfolio Manager

                               LARGE CAP CORE FUND


        Comparison of change in the value of a $10,000 Investment in the Large Cap Core Fund versus the S&P 500 Index, Russell 1000 Index and Lipper Large Cap Core Classification


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
                                                                Lipper Large
            Large Cap Core Fund,   S&P 500        Russell 1000  Cap Core
              Advisor Class        Index          Index         Classification
3/1/2002          $10,000          $10,000         $10,000         $10,000
10/02              $7,276           $8,088          $8,108          $8,031
10/03              $8,683           $9,771          $9,918          $9,457




[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
                                                                Lipper Large
             Large Cap Core Fund,     S&P 500     Russell 1000  Cap Core
             Institutional Class      Index       Index         Classification
10/1/91          $10,000             $10,000       $10,000         $10,000
10/99            $10,290             $10,633       $10,672         $10,588
10/00            $10,891             $11,281       $11,639         $11,600
10/01             $9,949              $8,472        $8,608          $8,481
10/02             $7,859              $7,192        $7,351          $7,072
10/03             $9,382              $8,687        $8,992          $8,328




                              AVERAGE ANNUAL RETURN
                        FOR PERIOD ENDED OCTOBER 31, 2003
--------------------------------------------------------------------------------
                                                                     Since
                                1 Year            3 Year          Inception*
--------------------------------------------------------------------------------
   Advisor Class                19.34%              n/a             -8.14%
--------------------------------------------------------------------------------
   Institutional Class          19.39%            -4.85%            -1.55%

The performance data quoted herein represents past performance, and the return and value of an investment in the Fund will fluctuate so that, when redeemed, the Fund shares may be worth less than its original cost. The Fund's performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. If the Advisor had not limited certain expenses, the Fund's total return would have been lower.
*Advisor Class Shares were offered beginning March 1, 2002, and Institutional
 Class Shares were offered beginning October 1, 1999.

                         CHARTWELL SMALL CAP VALUE FUND


Dear Shareholders:

The market has staged a dramatic rebound from its lows in the last year. During this time, investors weathered additional security concerns, the short war in Iraq, high energy prices, an economy which has suffered an extended period of slow growth and the aftermath of the corporate governance scandals. The economy has finally been buoyed by tax cuts, very low inflation and the aggressive actions of the Federal Reserve which propped consumer spending and housing investment at high levels. As the year drew to a close, initial indications of labor market improvement and industrial recovery, the necessary next steps in a self-sustaining expansion, seemed evident. Stocks have reacted very positively to improved earnings prospects and investors are taking on more risk amid their optimism.

Small cap stocks have been the leaders in this market environment, nearly doubling large cap stock returns. Smaller companies had been punished most severely in the market downturn and the upside has been dramatic. Moreover, small cap value returns will be among the leading segments of the market's return for the third year in a row. Growth stocks have begun to pull ahead but the cyclical components of the value indexes have contributed handsomely to returns.

Technology, due to stunning stock performance, and financials, due to their large weight, contributed the most to small cap value stock returns during the year but big gains were registered almost across the board. Likewise, your Fund's technology, financial and basic industry groups were large contributors. Our technology stocks, such as Cypress Semiconductor, Fairchild Semiconductor International and Integrated Device Technology, far outpaced the market as technology spending finally stabilized. Financial stocks benefited from solid pricing in the insurance sector and stable earnings growth among the banks and thrifts. Insurers Philadelphia Consolidated Holdings and Selective Insurance Group, and Bankatlantic Bankcorp. and Webster Financial among the banks were top performers. J.B. Hunt, a trucker, and Elk, a roofing manufacturer, were the strongest of our basic industry holdings, each enjoying good pricing and better industry demand.

Our returns relative to the Russell 2000 Value benchmark were weak this year. The largest component of this underperformance can be attributed to our low exposure to the group of lower-quality stocks which led this rally. Several categories of stocks, including those under five dollars per share, without earnings, with very low returns, with high debt levels and with extremely low valuation, registered the best performance by far. Consistent with our historical investment philosophy, both our screening technique and our investment bias toward higher quality companies led us to invest in a portfolio with few stocks of that type.

Additional factors in the underperformance involve sector allocation and stock selection. We were modestly underweight in technology and healthcare, two of the more expensive yet best performing sectors, while we were overweight in financials and basic industry, two of the more attractively valued yet poorer performing sectors. Especially early in the year, we underestimated earnings pressures in the weak economy and suffered as earnings disappointments led to market underperformance.

We remain committed to our investment approach which emphasizes selecting attractively valued small cap companies with a bias toward the better quality companies available to us in our universe. Though this focus was the primary reason we have lagged the more speculative stocks in vogue this year, this attention to higher quality has proven itself in the market over full economic or market cycles. We continue to implement this philosophy on a consistent basis with long-term goals in mind.

We thank you for the trust you have placed in us.

/s/ David C. Dalrymple
David C. Dalrymple, CFA
Managing Partner & Portfolio Manager

                              SMALL CAP VALUE FUND


                     Comparison of change in the value of a
                 $10,000 Investment in the Small Cap Value Fund
               versus the S&P 500 Index, Russell 2000 Value Index
                   and Lipper Small Cap Value Classification


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
                                                               Lipper Small
             Small Cap Value Fund,  S&P 500     Russell 2000   Cap Value
               Advisor Class        Index       Value Index    Classification
3/1/2002          $10,000           $10,000       $10,000         $10,000
10/02              $8,140            $8,088        $8,406          $8,501
10/03             $10,076            $9,771        $11,793        $11,722




[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
                                                               Lipper Small
             Small Cap Value Fund,  S&P 500     Russell 2000   Cap Value
             Institutional Class    Index       Value Index    Classification
10/1/99           $10,000           $10,000       $10,000         $10,000
10/99              $9,810           $10,633        $9,800          $9,801
10/00             $12,902           $11,281       $11,495         $11,614
10/01             $13,712            $8,472       $12,501         $12,865
10/02             $13,269            $7,192       $12,185         $12,551
10/03             $16,462            $8,687       $17,094         $17,307




                              AVERAGE ANNUAL RETURN
                         FOR PERIOD ENDED OCTOBER 31, 2003
--------------------------------------------------------------------------------
                                                                     Since
                                1 Year            3 Year          Inception*
--------------------------------------------------------------------------------
   Advisor Class                23.79%              n/a              0.45%
--------------------------------------------------------------------------------
   Institutional Class          24.06%             8.46%            13.00%

The performance data quoted herein represents past performance, and the return and value of an investment in the Fund will fluctuate so that, when redeemed, the Fund shares may be worth less than its original cost. The Fund's performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. If the Advisor had not limited certain expenses, the Fund's total return would have been lower.

*Advisor Class Shares were offered beginning March 1, 2002, and Institutional
 Class Shares were offered beginning October 1, 1999.

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
October 31, 2003


SHARES     CHARTWELL LARGE CAP CORE FUND                                VALUE
--------------------------------------------------------------------------------
           COMMON STOCK (97.62%)
           AIRCRAFT (2.14%)
    2,010  Lockheed Martin .....................................     $   93,184
    1,025  Northrop Grumman ....................................         91,635
                                                                     ----------
                                                                        184,819
                                                                     ----------

           APPAREL MANUFACTURING (0.48%)
    1,120  Liz Claiborne .......................................         41,317
                                                                     ----------

           BANKS (9.39%)
    7,133  Citigroup ...........................................        338,104
      920  Popular .............................................         41,400
    1,725  State Street ........................................         90,321
    6,032  Wells Fargo .........................................        339,722
                                                                     ----------
                                                                        809,547
                                                                     ----------

           BEAUTY PRODUCTS (6.06%)
    3,165  Avon Products .......................................        215,093
    1,485  Gillette ............................................         47,372
    2,642  Procter & Gamble ....................................        259,682
                                                                     ----------
                                                                        522,147
                                                                     ----------

           COMMERCIAL SERVICES (3.78%)
    4,180  Accenture, Cl A* ....................................         97,812
    1,155  Choicepoint* ........................................         40,471
    1,295  Fiserv* .............................................         45,739
    1,510  Hewitt Associates, Cl A* ............................         38,807
    1,280  Jacobs Engineering Group* ...........................         59,290
      550  Omnicom Group .......................................         43,890
                                                                     ----------
                                                                        326,009
                                                                     ----------

           COMMUNICATIONS (3.77%)
    2,530  Alltel ..............................................        119,593
    2,925  L-3 Communications* .................................        136,714
    4,040  Nokia Oyj ADR .......................................         68,640
                                                                     ----------
                                                                        324,947
                                                                     ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
October 31, 2003


SHARES     CHARTWELL LARGE CAP CORE FUND  (CONTINUED)                   VALUE
--------------------------------------------------------------------------------
           COMPUTERS & SERVICES (12.06%)
    1,350  Affiliated Computer Services, Cl A* .................     $   66,055
      680  Fair Isaac ..........................................         43,370
    5,892  Hewlett-Packard .....................................        131,451
    3,173  International Business Machines .....................        283,920
   12,140  Microsoft ...........................................        317,461
    7,040  Sungard Data Systems* ...............................        197,472
                                                                     ----------
                                                                      1,039,729
                                                                     ----------

           CONSUMER PRODUCTS (0.56%)
    1,780  Fossil* .............................................         48,060
                                                                     ----------

           ELECTRICAL SERVICES (1.47%)
    1,990  Exelon ..............................................        126,266
                                                                     ----------

           ELECTRONICS MANUFACTURING (2.08%)
    3,940  American Power Conversion ...........................         79,706
    1,690  Amphenol, Cl A* .....................................         99,288
                                                                     ----------
                                                                        178,994
                                                                     ----------

           FINANCIAL SERVICES (11.14%)
      600  Doral Financial .....................................         30,300
    4,200  Fannie Mae ..........................................        301,098
    2,017  Freddie Mac .........................................        113,214
   13,265  MBNA ................................................        328,309
    1,900  Merrill Lynch .......................................        112,480
    1,362  Morgan Stanley ......................................         74,733
                                                                     ----------
                                                                        960,134
                                                                     ----------

           FOOD, BEVERAGE & TOBACCO (5.08%)
    1,895  Altria Group ........................................         88,117
    7,106  Anheuser Busch ......................................        350,042
                                                                     ----------
                                                                        438,159
                                                                     ----------

           GAS/NATURAL GAS (2.66%)
    3,290  Praxair .............................................        228,918
                                                                     ----------



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
October 31, 2003


SHARES     CHARTWELL LARGE CAP CORE FUND  (CONTINUED)                   VALUE
--------------------------------------------------------------------------------
           HOUSEHOLD PRODUCTS (4.13%)
   12,286  General Electric ....................................     $  356,417
                                                                     ----------

           INSURANCE (5.62%)
    3,500  American International Group ........................        212,905
    1,841  Lincoln National ....................................         73,511
    4,640  Marsh & McLennan ....................................        198,360
                                                                     ----------
                                                                        484,776
                                                                     ----------

           MACHINERY (1.69%)
    1,220  Danaher .............................................        101,077
      935  SPX* ................................................         44,992
                                                                     ----------
                                                                        146,069
                                                                     ----------

           MEDICAL PRODUCTS & SERVICES (14.96%)
    5,992  Abbott Laboratories .................................        255,379
    1,575  Advance* ............................................         81,065
    1,375  Cardinal Health .....................................         81,593
    7,440  Caremark Rx* ........................................        186,372
      665  CR Bard .............................................         53,233
    1,790  Edwards Lifesciences* ...............................         51,910
    1,330  First Health Group* .................................         32,465
    2,010  HCA .................................................         76,883
    1,405  Medco Health Solutions* .............................         46,646
   12,095  Pfizer ..............................................        382,202
    1,345  Waters* .............................................         42,273
                                                                     ----------
                                                                      1,290,021
                                                                     ----------

           PAPER & PAPER PRODUCTS (1.25%)
    4,865  Pactiv* .............................................        107,273
                                                                     ----------

           PETROLEUM REFINING (2.62%)
    6,181  Exxon Mobil .........................................        226,101
                                                                     ----------

           PRINTING & PUBLISHING (0.46%)
      810  Tribune .............................................         39,731
                                                                     ----------



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
October 31, 2003


SHARES     CHARTWELL LARGE CAP CORE FUND  (CONCLUDED)                   VALUE
--------------------------------------------------------------------------------
           RETAIL (6.22%)
    2,975  Brinker International* ..............................     $   94,695
    2,020  Ruby Tuesday ........................................         55,247
    2,730  Target ..............................................        108,490
    4,715  Wal-Mart Stores .....................................        277,949
                                                                     ----------
                                                                        536,381
                                                                     ----------

           TOTAL COMMON STOCK
              (Cost $8,296,656) ................................      8,415,815
                                                                     ----------

           CASH EQUIVALENTS (6.98%)
  377,834  SEI Daily Income Trust, Money Market Fund ...........        377,834
  223,965  SEI Daily Income Trust, Prime Obligation Fund .......        223,965
                                                                     ----------

           TOTAL CASH EQUIVALENTS
              (Cost $601,799) ..................................        601,799
                                                                     ----------

           TOTAL INVESTMENTS (104.60%)
              (Cost $8,898,455) ................................     $9,017,614
                                                                     ==========


Percentages are based on net assets of $8,621,442.
 * Non-income producing security
ADR -- American Depository Receipt
Cl -- Class


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
October 31, 2003


SHARES     CHARTWELL SMALL CAP VALUE FUND                               VALUE
--------------------------------------------------------------------------------
           COMMON STOCK (97.88%)
           AEROSPACE & DEFENSE (0.91%)
   12,520  Herley Industries* ..................................    $   236,628
                                                                    -----------

           APPAREL MANUFACTURING (1.93%)
    9,200  G&K Services, Cl A ..................................        303,600
   12,000  Gymboree* ...........................................        198,000
                                                                    -----------
                                                                        501,600

           AUTOPARTS (2.69%)
    8,400  AO Smith ............................................        265,860
   22,100  Cooper Tire & Rubber ................................        434,486
                                                                    -----------
                                                                        700,346
                                                                    -----------

           BANKS (11.79%)
   13,300  Bancorpsouth ........................................        312,683
   22,500  Bankatlantic Bankcorp, Cl A .........................        377,775
   19,600  Brookline Bancorp ...................................        290,472
    6,360  Community First Bankshares ..........................        172,674
    9,510  Cullen/Frost Bankers ................................        368,608
   12,300  First Midwest Bancorp ...............................        380,070
    8,200  Independence Community Bancorp ......................        301,350
    6,500  Southwest Bancorp of Texas ..........................        233,415
    8,000  Webster Financial ...................................        357,600
    5,400  Westamerica Bancorporation ..........................        270,324
                                                                    -----------
                                                                      3,064,971
                                                                    -----------

           BUILDING & CONSTRUCTION SUPPLIES (2.32%)
   11,500  Elk .................................................        292,100
   18,800  Lennox International ................................        310,952
                                                                    -----------
                                                                        603,052
                                                                    -----------

           CHEMICALS (1.82%)
   10,800  Albemarle ...........................................        289,656
    7,400  HB Fuller ...........................................        183,372
                                                                    -----------
                                                                        473,028
                                                                    -----------

           COAL MINING (1.45%)
   17,400  Consol Energy .......................................        377,580
                                                                    -----------



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
October 31, 2003


SHARES     CHARTWELL SMALL CAP VALUE FUND  (CONTINUED)                  VALUE
--------------------------------------------------------------------------------
           COMMUNICATIONS (3.18%)
   10,800  Anixter International* ..............................    $   257,904
    9,200  Commonwealth Telephone* .............................        374,992
   12,400  Tollgrade Communications* ...........................        194,308
                                                                    -----------
                                                                        827,204
                                                                    -----------

           COMPUTERS & SERVICES (5.10%)
   29,500  Axcelis Technologies* ...............................        312,110
   15,600  Electronics for Imaging* ............................        422,760
    6,900  Hyperion Solutions* .................................        231,081
   43,200  Lawson Software* ....................................        360,288
                                                                    -----------
                                                                      1,326,239
                                                                    -----------

           CONSUMER PRODUCTS (2.40%)
    9,700  Fossil* .............................................        261,900
   14,900  Furniture Brands International ......................        361,474
                                                                    -----------
                                                                        623,374
                                                                    -----------

           ELECTRICAL SERVICES (3.35%)
   15,200  El Paso Electric* ...................................        184,528
   33,300  Graftech International* .............................        345,987
   12,000  PNM Resources .......................................        339,360
                                                                    -----------
                                                                        869,875
                                                                    -----------

           ENVIRONMENTAL SERVICES (1.24%)
   25,700  Casella Waste Systems, Cl A* ........................        323,563
                                                                    -----------

           FOOD, BEVERAGE & TOBACCO (2.41%)
    9,160  Corn Products International .........................        310,432
   14,200  International Multifoods* ...........................        316,802
                                                                    -----------
                                                                        627,234
                                                                    -----------

           GAS/NATURAL GAS (1.92%)
    5,800  Piedmont Natural Gas ................................        230,434
   11,400  Vectren .............................................        269,040
                                                                    -----------
                                                                        499,474
                                                                    -----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
October 31, 2003


SHARES     CHARTWELL SMALL CAP VALUE FUND  (CONTINUED)                  VALUE
--------------------------------------------------------------------------------
           HOTELS & LODGING (1.62%)
    8,100  Choice Hotels International* ........................    $   267,462
    9,100  Intrawest ...........................................        152,971
                                                                    -----------
                                                                        420,433
                                                                    -----------

           INSURANCE (11.84%)
    9,500  AmerUs Group ........................................        358,625
   11,600  Argonaut Group* .....................................        186,180
    8,700  Clark* ..............................................        130,935
    9,300  IPC Holdings ........................................        348,285
    7,300  Philadelphia Consolidated Holding* ..................        344,195
   12,000  Platinum Underwriters Holdings ......................        344,880
    9,900  RLI .................................................        332,640
   11,300  Scottish Annuity & Life .............................        246,453
   12,700  Selective Insurance Group ...........................        389,890
    6,300  Stancorp Financial Group ............................        397,215
                                                                    -----------
                                                                      3,079,298
                                                                    -----------

           MACHINERY (8.41%)
   12,500  Albany International, Cl A ..........................        386,250
   17,120  Gardner Denver* .....................................        353,699
   13,100  Global Imaging Systems* .............................        380,555
   18,000  Kadant* .............................................        328,500
   11,910  Kaydon ..............................................        283,101
   17,023  NN ..................................................        204,276
   12,350  Regal-Beloit ........................................        251,322
                                                                    -----------
                                                                      2,187,703
                                                                    -----------

           MEDICAL PRODUCTS & SERVICES (2.50%)
    7,500  Diagnostic Products .................................        306,150
    9,140  Renal Care Group* ...................................        342,841
                                                                    -----------
                                                                        648,991
                                                                    -----------

           PAPER & PAPER PRODUCTS (2.53%)
   22,569  Glatfelter ..........................................        287,755
   18,800  Packaging Corporation of America* ...................        370,360
                                                                    -----------
                                                                        658,115
                                                                    -----------



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
October 31, 2003


SHARES     CHARTWELL SMALL CAP VALUE FUND  (CONTINUED)                  VALUE
--------------------------------------------------------------------------------
           PETROLEUM & FUEL PRODUCTS (5.28%)
    7,700  Atwood Oceanics* ....................................    $   199,353
   26,200  Energy Partners* ....................................        314,662
   19,100  Frontier Oil ........................................        305,600
    8,700  Helmerich & Payne ...................................        230,637
   11,900  Tom Brown* ..........................................        321,538
                                                                    -----------
                                                                      1,371,790
                                                                    -----------

           PROFESSIONAL SERVICES (1.06%)
   12,600  URS* ................................................        275,814
                                                                    -----------

           REAL ESTATE INVESTMENT TRUSTS (8.42%)
    6,120  Alexandria Real Estate Equities .....................        312,120
   16,900  American Financial Realty Trust .....................        256,880
   22,900  Cedar Shopping Centers* .............................        263,808
   17,200  Hersha Hospitality Trust ............................        149,640
    7,720  Home Properties .....................................        297,220
    8,050  PS Business Parks ...................................        303,485
    7,850  SL Green Realty .....................................        283,778
   17,300  Ventas ..............................................        323,510
                                                                    -----------
                                                                      2,190,441
                                                                    -----------

           RETAIL (7.57%)
   29,100  Copart* .............................................        362,877
   22,300  CSK Auto* ...........................................        382,445
   27,500  Hollywood Entertainment* ............................        418,000
    8,950  Linens `N Things* ...................................        264,204
   13,000  Ruby Tuesday ........................................        355,550
    9,150  Wolverine World Wide ................................        184,830
                                                                    -----------
                                                                      1,967,906
                                                                    -----------

           SEMI-CONDUCTORS/INSTRUMENTS (4.94%)
   15,700  Fairchild Semiconductor International, Cl A* ........        354,820
   26,000  Integrated Device Technology* .......................        408,200
   19,400  Methode Electronics, Cl A ...........................        231,054
   11,900  Park Electrochemical ................................        291,550
                                                                    -----------
                                                                      1,285,624
                                                                    ----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
October 31, 2003


SHARES     CHARTWELL SMALL CAP VALUE FUND  (CONCLUDED)                  VALUE
--------------------------------------------------------------------------------
           TRUCKING (1.20%)
    5,700  Overnite* ...........................................    $   126,312
   12,300  SCS Transportation* .................................        184,623
                                                                    -----------
                                                                        310,935
                                                                    -----------

           TOTAL COMMON STOCK
              (Cost $22,093,164) ...............................     25,451,218
                                                                    -----------

           CASH EQUIVALENTS (3.82%)
  971,446  SEI Daily Income Trust, Money Market Fund ...........        971,446
   22,575  SEI Daily Income Trust, Prime Obligation Fund .......         22,575
                                                                    -----------

           TOTAL CASH EQUIVALENTS
              (Cost $994,021) ..................................        994,021
                                                                    -----------

           TOTAL INVESTMENTS (101.70%)
              (Cost $23,087,185) ...............................    $26,445,239
                                                                    -----------


Percentages are based on net assets of $26,003,943.
* Non-income producing security
Cl-- Class




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES             THE ADVISORS' INNER CIRCLE FUND
October 31, 2003

                                                     CHARTWELL        CHARTWELL
                                                  LARGE CAP CORE SMALL CAP VALUE
                                                       FUND             FUND
--------------------------------------------------------------------------------
Assets:
Investments in securities, at value
  (identified cost $8,898,455 and
  $23,087,185, respectively) .................      $ 9,017,614     $26,445,239
Cash .........................................               73              --
Receivables:
  Investment securities sold .................          275,039          80,849
  Capital shares sold ........................               --             310
  Due from distributor .......................               --              18
  Dividends ..................................           19,337          14,856
                                                    -----------     -----------
Total Assets .................................        9,312,063      26,541,272
                                                    -----------     -----------
Liabilities:
   Payables:
     Investment securities purchased .........          645,684         492,052
     Advisory fees ...........................            3,134          18,792
     Administration fees .....................              893           2,163
     Distribution fees .......................                2              --
     Other accrued expenses ..................           40,908          24,322
                                                    -----------     -----------
Total Liabilities ............................          690,621         537,329
                                                    -----------     -----------
Total Net Assets .............................      $ 8,621,442     $26,003,943
                                                    ===========     ===========
Net Assets:
   Paid-in-Capital -- Advisor Class
     (unlimited authorization -- no par
     value) based on 97 and 9,027
     outstanding shares of beneficial
     interest, respectively ..................      $     1,120     $   134,656
   Paid-in-Capital -- Institutional Class
     (unlimited authorization -- no par
     value) based on 959,253 and
     1,767,353 outstanding shares of
     beneficial interest, respectively .......       13,501,246      23,320,221
Undistributed net investment income ..........          268,613          48,475
Accumulated net realized loss
  on investments .............................       (5,268,696)       (857,463)
Net unrealized appreciation
  on investments .............................          119,159       3,358,054
                                                    -----------     -----------
Total Net Assets -- 100.0% ...................      $ 8,621,442     $26,003,943
                                                    ===========     ===========
   Net Asset Value, Offering and Redemption
     Price Per Share -- Advisor Class
     ($868 / 97 shares and $131,884 / 9,027
     shares, respectively) ...................            $8.95          $14.61
                                                          =====          ======
     Net Asset Value, Offering and Redemption
     Price Per Share -- Institutional Class
     ($8,620,574 / 959,253 shares and
     $25,872,059 / 1,767,353 shares,
     respectively) ...........................            $8.99          $14.64
                                                          =====          ======


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS                          THE ADVISORS' INNER CIRCLE FUND


                                                             CHARTWELL
                                                          LARGE CAP CORE
                                                               FUND
--------------------------------------------------------------------------------
                                                    DECEMBER 7,     SEPTEMBER 1,
                                                      2002 TO          2002 TO
                                                    OCTOBER 31,      DECEMBER 6,
                                                        2003            2002*
--------------------------------------------------------------------------------
Investment Income:
   Dividend Income ...........................      $   416,370     $   150,223
   Interest Income ...........................            4,383              --
--------------------------------------------------------------------------------
      Total Investment Income ................          420,753         150,223
--------------------------------------------------------------------------------
Expenses:
   Advisory Fees (Note 5) ....................           84,615          24,076
   Administration Fees (Note 4) ..............           14,288          17,866
   Distribution Fees - Advisor Class (Note 4)                 2               1
   Transfer Agent Fees .......................           28,388           4,497
   Professional Fees .........................           27,898          16,798
   Printing ..................................           16,371             809
   Custody Fees ..............................           12,669           4,578
   Trustees' Fees ............................            6,129           1,884
   Registration Fees .........................            3,532           1,468
   Insurance and Other Fees ..................           12,687           3,181
--------------------------------------------------------------------------------
   Total Expenses ............................          206,579          75,158
     Less: Advisory Fee Waiver (Note 5) ......          (81,614)        (24,076)
       Advisory Reimbursement (Note 5) .......               --         (14,964)
--------------------------------------------------------------------------------
   Total Net Expenses ........................          124,965          36,118
------------------------------------------------------------------------------
     Net Investment Income ...................          295,788         114,105
--------------------------------------------------------------------------------
Realized and Unrealized Gain/(Loss) on Investments:
   Net Realized Gain/(Loss) on Investments ...        1,389,098+     (2,848,315)
   Net Change in Unrealized Appreciation
     on Investments ..........................          512,523       1,603,480
--------------------------------------------------------------------------------
   Net Realized and Unrealized Gain/(Loss)
     on Investments ..........................        1,901,621      (1,244,835)
--------------------------------------------------------------------------------
   Net Increase/(Decrease) in Net Assets Resulting
     from Operations .........................      $ 2,197,409     $(1,130,730)
================================================================================
  * See Note 1 in Notes to Financial Statements regarding the reorganization.
  + Includes realized gain of $1,006,012 due to an in-kind redemption
    (see Note 9).


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS                          THE ADVISORS' INNER CIRCLE FUND


                                                            CHARTWELL
                                                        SMALL CAP VALUE
                                                               FUND
--------------------------------------------------------------------------------
                                                    DECEMBER 7,     SEPTEMBER 1,
                                                      2002 TO          2002 TO
                                                    OCTOBER 31,      DECEMBER 6,
                                                        2003            2002*
--------------------------------------------------------------------------------
Investment Income:
   Dividend Income ...........................      $   260,212     $    59,259
   Interest Income ...........................            5,486              --
   Less: Foreign Taxes Withheld ..............             (402)            (65)
--------------------------------------------------------------------------------
      Total Investment Income ................          265,296          59,194
--------------------------------------------------------------------------------
Expenses:
   Advisory Fees (Note 5) ....................          145,189          28,225
   Administration Fees (Note 4) ..............           16,868          17,590
   Distribution Fees - Advisor Class (Note 4)               213              64
   Transfer Agent Fees .......................           24,207           5,960
   Professional Fees .........................           22,157          17,332
   Printing ..................................           14,417           1,078
   Custody Fees ..............................           14,180           3,525
   Trustees' Fees ............................            4,367           1,428
   Registration Fees .........................            2,673             323
   Insurance and Other Fees ..................            9,184           1,516
--------------------------------------------------------------------------------
   Total Expenses ............................          253,455          77,041
      Less: Advisory Fee Waiver (Note 5) .....          (52,563)        (28,225)
          Advisory Reimbursement (Note 5).....               --          (9,942)
--------------------------------------------------------------------------------
   Total Net Expenses ........................          200,892          38,874
--------------------------------------------------------------------------------
      Net Investment Income ..................           64,404          20,320
--------------------------------------------------------------------------------
Realized and Unrealized Gain/(Loss) on Investments:
   Net Realized Gain/(Loss) on Investments ...           29,915        (786,815)
   Net Change in Unrealized Appreciation
     on Investments ..........................        3,637,151         603,242
--------------------------------------------------------------------------------
   Net Realized and Unrealized Gain/(Loss)
      on Investments .........................        3,667,066        (183,573)
--------------------------------------------------------------------------------
   Net Increase/(Decrease) in Net Assets Resulting
      from Operations ........................      $ 3,731,470     $  (163,253)
================================================================================
  * See Note 1 in Notes to Financial Statements regarding the reorganization.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS               THE ADVISORS' INNER CIRCLE FUND


                                            CHARTWELL LARGE CAP CORE FUND
--------------------------------------------------------------------------------
                                      DECEMBER 7,   SEPTEMBER 1,       YEAR
                                        2002 TO        2002 TO         ENDED
                                      OCTOBER 31,    DECEMBER 6,    AUGUST 31,
                                         2003           2002*          2002
--------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income ..........  $    295,788    $   114,105   $    303,342
   Net Realized Gain/(Loss)
     on Investments ...............     1,389,098+    (2,848,315)    (2,660,714)
   Net Change in Unrealized
     Appreciation/(Depreciation)
     on Investments ...............       512,523      1,603,480     (1,144,964)
--------------------------------------------------------------------------------
   NET INCREASE/(DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS ...................     2,197,409     (1,130,730)    (3,502,336)
--------------------------------------------------------------------------------
DIVIDENDS:
   Net Investment Income:
     Advisor Class ................           (19)            --            --
     Institutional Class ..........      (444,479)            --      (229,500)
--------------------------------------------------------------------------------
   TOTAL DIVIDENDS ................      (444,498)            --      (229,500)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (Note 7):
   Issued
     Advisor Class ................            --             --         1,000**
     Institutional Class ..........     5,385,871        255,012     5,795,166
   In Lieu of Cash Distributions
     Advisor Class ................            19             --            --**
     Institutional Class ..........       427,833             --       205,050
   Redeemed
     Advisor Class ................            --             --            --**
     Institutional Class ..........   (17,543,431)++    (580,296)   (9,691,633)
--------------------------------------------------------------------------------
   Net Decrease in Net Assets from
     Capital Share Transactions ...   (11,729,708)      (325,284)   (3,690,417)
--------------------------------------------------------------------------------
   TOTAL DECREASE IN NET ASSETS ...    (9,976,797)    (1,456,014)   (7,422,253)
--------------------------------------------------------------------------------
NET ASSETS:
   Beginning of Period ............    18,598,239     20,054,253    27,476,506
--------------------------------------------------------------------------------
   END OF PERIOD*** ...............  $  8,621,442    $18,598,239   $20,054,253
================================================================================
    * See Note 1 in Notes to Financial Statements regarding the reorganization. ** Advisor Class commenced offering on March 1, 2002.
  *** Includes undistributed net investment income of $268,613, $417,323 and $303,218 for the periods December 7, 2002 through October 31, 2003 and September 1, 2002 through December 6, 2002 and the year ended August 31, 2002, respectively.
   +  Includes realized gain of $1,006,012 due to an in-kind redemption (see
      Note 9).
  ++ Includes redemptions as a result of an in-kind transfers of securities (see Note 9).

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS               THE ADVISORS' INNER CIRCLE FUND


                                           CHARTWELL SMALL CAP VALUE FUND
--------------------------------------------------------------------------------
                                        DECEMBER 7,  SEPTEMBER 1,      YEAR
                                         2002 TO        2002 TO        ENDED
                                        OCTOBER 31,   DECEMBER 6,   AUGUST 31,
                                           2003          2002*         2002
--------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income ............  $    64,404   $    20,320  $    25,802
   Net Realized Gain/(Loss)
     on Investments .................       29,915      (786,815)     247,513
   Net Change in Unrealized
     Appreciation/(Depreciation)
     on Investments .................    3,637,151       603,242   (1,378,424)
--------------------------------------------------------------------------------
   NET INCREASE/(DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS .....................    3,731,470      (163,253)  (1,105,109)
--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income:
     Advisor Class ..................         (392)           --           --
     Institutional Class ............      (60,376)           --      (19,603)
   Net Realized Capital Gain:
     Advisor Class ..................       (2,331)           --           --
     Institutional Class ............     (344,260)           --     (296,647)
--------------------------------------------------------------------------------
   TOTAL DIVIDENDS AND
     DISTRIBUTIONS ..................     (407,359)           --     (316,250)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (Note 7):
   Issued
     Advisor Class ..................       31,742        16,131      186,599**
     Institutional Class ............    6,599,844     3,547,069    8,706,518
   In Lieu of Cash Distributions
     Advisor Class ..................        2,724            --           --**
     Institutional Class ............      387,214            --      223,581
   Redeemed
     Advisor Class ..................      (31,753)       (1,150)     (69,637)**
     Institutional Class ............     (542,925)           --   (1,098,865)
--------------------------------------------------------------------------------
   Net Increase in Net Assets from
     Capital Share Transactions .....    6,446,846     3,562,050    7,948,196
--------------------------------------------------------------------------------
   TOTAL INCREASE IN NET ASSETS .....    9,770,957     3,398,797    6,526,837
--------------------------------------------------------------------------------
NET ASSETS:
   Beginning of Period ..............   16,232,986    12,834,189    6,307,352
--------------------------------------------------------------------------------
   END OF PERIOD*** .................  $26,003,943   $16,232,986  $12,834,189
================================================================================
    * See Note 1 in Notes to Financial Statements regarding the reorganization. ** Advisor Class commenced offering on March 1, 2002.
  *** Includes undistributed net investment income of $48,475, $45,026 and $24,706 for the periods December 7, 2002 through October 31, 2003 and September 1, 2002 through December 6, 2002 and the year ended August 31, 2002, respectively.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CHARTWELL LARGE CAP CORE FUND                    THE ADVISORS' INNER CIRCLE FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                               SELECTED PER SHARE DATA & RATIOS
                                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                                  ADVISOR CLASS
                              --------------------------------------------------
                               DECEMBER 7, 2002  SEPTEMBER 1, 2002  MARCH 1, 2002++
                                TO OCTOBER 31,    TO DECEMBER 6,     TO AUGUST 31,
                                     2003              2002*             2002
                               ----------------  ----------------   --------------
Net Asset Value,
   Beginning of Period ............   $  8.16          $ 8.64           $10.57
                                      -------          ------           ------
Income from
   Investment Operations:
     Net Investment Income ........      0.11(2)         0.04             0.05
     Net Realized and Unrealized
       Gain/(Loss) on Investments .      0.88(2)        (0.52)           (1.98)
                                      -------          ------           ------
Total from Investment Operations ..      0.99           (0.48)           (1.93)
                                      -------          ------           ------
Less Dividends:
     Net Investment Income ........     (0.20)             --               --
                                      -------          ------           ------
Total Dividends ...................     (0.20)             --               --
                                      -------          ------           ------
Net Asset Value, End of Period ....   $  8.95          $ 8.16           $ 8.64
                                      =======          ======           ======
TOTAL RETURN+(1) ..................    112.46%          (5.56)%         (18.26)%
                                      =======          ======           ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ....................   $     1          $    1           $    1
Ratio of Expenses to
   Average Net Assets:
   Before Expense Waiver
     and/or Reimbursement .........      1.47%**         1.81%**          1.53%**
   After Expense Waiver
     and/or Reimbursement .........      1.00%**         1.00%**          1.00%**
Ratio of Net Investment
   Income to Average Net Assets:
   After Expense Waiver
     and/or Reimbursement .........      1.54%**         2.12%**          1.14%**
Portfolio Turnover Rate ...........   6183.74%          65.60%          190.54%

   ++ Commencement of operations for Advisor Class.
    * After the close of business on December 6, 2002, the Advisors' Inner Circle Fund Chartwell Large Cap Core Fund acquired the assets of the AST Chartwell Large Cap Value Fund. The operations of the Advisors' Inner Circle Fund Chartwell Large Cap Core Fund prior to the acquisition were those of the predecessor fund, AST Chartwell Large Cap Value Fund. See
      Note 1 in Notes to Financial Statements.
   ** Annualized.
    + Not Annualized.
  (1) Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund's shares. Total return would have been lower had certain fees not been waived and expenses assumed by the Advisor during the periods indicated.
  (2) Per share net investment income and net realized and unrealized gain/(loss) calculated using average shares.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CHARTWELL LARGE CAP CORE FUND                    THE ADVISORS' INNER CIRCLE FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                               SELECTED PER SHARE DATA & RATIOS
                                                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                                       INSTITUTIONAL CLASS
                                  --------------------------------------------------------------
                                  DECEMBER 7,   SEPTEMBER 1,    YEAR         YEAR     OCTOBER 1,
                                    2002 TO       2002 TO       ENDED        ENDED     1999* TO
                                  OCTOBER 31,    DECEMBER 6,  AUGUST 31,   AUGUST 31,  AUGUST 31,
                                     2003          2002**        2002         2001        2000
                                  -----------   -----------  -----------  -----------  ----------
Net Asset Value,
   Beginning of Period .........    $  8.19       $  8.67      $ 10.38      $ 10.63      $10.00
                                    -------       -------      -------      -------      ------
Income from
   Investment Operations:
     Net Investment Income .....       0.13(2)       0.05         0.14         0.04        0.11
     Net Realized and
       Unrealized Gain/(Loss)
       on Investments ..........       0.87(2)      (0.53)       (1.75)       (0.23)       0.55
                                    -------       -------      -------      -------      ------
Total from Investment
   Operations ..................       1.00         (0.48)       (1.61)       (0.19)       0.66
                                    -------       -------      -------      -------      ------
Less Dividends and
   Distributions:
     Net Investment
       Income ..................      (0.20)           --        (0.10)       (0.03)      (0.03)
     Net Realized Gain .........         --            --           --        (0.03)         --
                                    -------       -------      -------      -------      ------
Total Dividends and
   Distributions ...............      (0.20)           --        (0.10)       (0.06)      (0.03)
                                    -------       -------      -------      -------      ------
Net Asset Value, End of Period .    $  8.99       $  8.19      $  8.67      $ 10.38      $10.63
                                    =======       =======      =======      =======      ======
TOTAL RETURN(1) ................      12.54%+       (5.54)%+    (15.65)%      (1.85)%      6.61%+
                                    =======       =======      =======      =======      ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) .................    $ 8,620       $18,597      $20,053      $27,477      $8,896
Ratio of Expenses to
   Average Net Assets:
   Before Expense Waiver
     and/or Reimbursement ......       1.22%***      1.56%***     1.22%        1.18%       2.89%***
   After Expense Waiver
      and/or Reimbursement .....       0.75%***      0.75%***     0.75%        0.75%       0.75%***
Ratio of Net Investment
   Income to Average Net Assets:
   After Expense Waiver
     and/or Reimbursement.......       1.79%***      2.37%***     1.40%       1.182%       1.38%***
Portfolio Turnover Rate              183.74%        65.60%      190.54%      173.68%     169.14%


    * Commencement of operations for Institutional Class.
   ** After the close of business on December 6, 2002, the Advisors' Inner
      Circle Fund Chartwell Large Cap Core Fund acquired the assets of the AST Chartwell Large Cap Value Fund. The operations of the Advisors' Inner Circle Fund Chartwell Large Cap Core Fund prior to the acquisition were those of the predecessor fund, AST Chartwell Large Cap Value Fund.
      See Note 1 in Notes to Financial Statements.
  *** Annualized.
    + Not Annualized.
  (1) Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund's shares. Total return would have been lower had certain fees not been waived and expenses assumed by the Advisor during the periods indicated.
  (2) Per share net investment income and net realized and unrealized gain/(loss) calculated using average shares.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CHARTWELL SMALL CAP VALUE FUND                   THE ADVISORS' INNER CIRCLE FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                                   ADVISOR CLASS
                                    --------------------------------------------
                                     DECEMBER 7,    SEPTEMBER 1,      MARCH 1,
                                       2002 TO         2002 TO        2002++ TO
                                     OCTOBER 31,     DECEMBER 6,     AUGUST 31,
                                        2003            2002*           2002
                                    ------------    ------------    -----------
Net Asset Value,
   Beginning of Period ............     $12.70         $12.98         $14.83
                                        ------         ------         ------
Income from
   Investment Operations:
     Net Investment Income/(Loss) .       0.01           0.01          (0.01)
     Net Realized and Unrealized
       Gain/(Loss) on Investments .       2.18          (0.29)         (1.84)
                                        ------         ------         ------
Total from Investment Operations ..       2.19          (0.28)         (1.85)
                                        ------         ------         ------
Less Dividends and Distributions:
     Net Investment Income ........      (0.04)            --             --
     Net Realized Gain ............      (0.24)            --             --
                                        ------         ------         ------
Total Dividends and Distributions .      (0.28)            --             --
                                        ------         ------         ------
Net Asset Value, End of Period ....     $14.61         $12.70         $12.98
                                        ======         ======         ======
TOTAL RETURN+(1) ..................      17.65%         (2.16)%       (12.47)%
                                        ======         ======         ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ....................     $  132           $113           $100
Ratio of Expenses to
   Average Net Assets:
   Before Expense Waiver
     and/or Reimbursement .........       1.68%**        2.43%**        2.40%**
   After Expense Waiver
     and/or Reimbursement .........       1.35%**        1.35%**        1.35%**
Ratio of Net Investment
   Income/(Loss) to Average Net Assets:
   After Expense Waiver
     and/or Reimbursement .........       0.10%**        0.33%**       (0.14)%**
Portfolio Turnover Rate ...........      84.00%         18.39%         52.09%

   ++ Commencement of operations for Advisor Class.
    * After the close of business on December 6, 2002, the Advisors' Inner Circle Fund Chartwell Small Cap Value Fund acquired the assets of the AST Chartwell Small Cap Value Fund. The operations of the Advisors' Inner Circle Fund Chartwell Small Cap Value Fund prior to the acquisition were those of the predecessor fund, AST Chartwell Small Cap Value Fund.
      See Note 1 in Notes to Financial Statements.
   ** Annualized.
    + Not Annualized.
  (1) Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund's shares. Total return would have been lower had certain fees not been waived and expenses assumed by the Advisor during the periods indicated.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CHARTWELL SMALL CAP VALUE FUND                   THE ADVISORS' INNER CIRCLE FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                               SELECTED PER SHARE DATA & RATIOS
                                                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                                        INSTITUTIONAL CLASS
                                  ---------------------------------------------------------------
                                  DECEMBER 7,   SEPTEMBER 1,    YEAR         YEAR      OCTOBER 1,
                                    2002 TO       2002 TO       ENDED        ENDED      1999* TO
                                  OCTOBER 31,   DECEMBER 6,   AUGUST 31,   AUGUST 31,   AUGUST 31,
                                      2003         2002**        2002         2001        2000
                                  -----------   -----------  -----------  -----------  ----------
Net Asset Value,
   Beginning of Period ..........   $ 12.71       $ 12.97      $ 14.51       $12.75       $10.00
                                    -------       -------      -------       ------      ------
Income from
   Investment Operations:
     Net Investment Income ......      0.03          0.02         0.04         0.07        0.05
     Net Realized and
       Unrealized Gain/(Loss)
       on Investments ...........      2.18         (0.28)       (0.93)        2.33        2.73
                                    -------       -------      -------       ------      ------
Total from Investment
   Operations ...................      2.21         (0.26)       (0.89)        2.40        2.78
                                    -------       -------      -------       ------      ------
Less Dividends and
   Distributions:
     Net Investment
       Income ...................     (0.04)           --        (0.04)       (0.05)      (0.03)
     Net Realized Gain ..........     (0.24)           --        (0.61)       (0.59)         --
                                    -------       -------      -------       ------      ------
Total Dividends and
   Distributions ................     (0.28)           --        (0.65)       (0.64)      (0.03)
                                    -------       -------      -------       ------      ------
Net Asset Value, End of Period ..   $ 14.64       $ 12.71      $ 12.97       $14.51      $12.75
                                    =======       =======      =======       ======      ======
TOTAL RETURN(1) .................     17.81%+       (2.00)%+     (6.40)%      19.20%      27.82%+
                                    =======       =======      =======       ======      ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ..................   $25,872       $16,120      $12,734       $6,307      $1,385
Ratio of Expenses to
   Average Net Assets:
   Before Expense Waiver
     and/or Reimbursement .......      1.43%***      2.18%***     2.19%        3.31%      15.23%***
   After Expense Waiver
     and/or Reimbursement .......      1.10%***      1.10%***     1.10%        1.10%       1.10%***
Ratio of Net Investment Income
   to Average Net Assets:
   After Expense Waiver
     and/or Reimbursement .......      0.35%***      0.58%***     0.28%        0.62%       0.48%***
Portfolio Turnover Rate .........    384.00%        18.39%       52.09%       68.13%      68.77%

    * Commencement of operations for Institutional Class.
   ** After the close of business on December 6, 2002, the Advisors' Inner
      Circle Fund Chartwell Small Cap Value Fund acquired the assets of the AST Chartwell Small Cap Value Fund. The operations of the Advisors' Inner Circle Fund Chartwell Small Cap Value Fund prior to the acquisition were those of the predecessor fund, AST Chartwell Small Cap Value Fund.
      See Note 1 in Notes to Financial Statements.
  *** Annualized.
    + Not Annualized.
  (1) Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund's shares. Total return would have been lower had certain fees not been waived and expenses assumed by the Advisor during the periods indicated.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
October 31, 2003


NOTE 1 - ORGANIZATION

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 45 funds. The financial statements herein are those of the Chartwell Large Cap Core Fund (previously the Chartwell Large Cap Value Fund) and the Chartwell Small Cap Value Fund (individually a "Fund", collectively the "Funds"). The financial statements of the remaining funds are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

On November 25, 2002, the shareholders of the ASTChartwell Large Cap Value Fund and AST Chartwell Small Cap Value Fund (the "AST Portfolios") voted to approve a tax-free Reorganization of the AST Portfolios through a transfer of assets valued at $18,598,239 and shares of 2,270,869 to The Advisors' Inner Circle Fund Chartwell Large Cap Value Fund and transfer of asset valued at $16,232,986 and shares of 1,277,622 to the Chartwell Small Cap Value Fund. The Reorganization took place after close of business on December 6, 2002.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

     USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION: Investment securities of the Funds which are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price for such securities on each business day, or, if there is no such reported sales price on the valuation date, at the most recently quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. Securities that are

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
October 31, 2003


     quotes on a National Market system are valued at the official closing price. Money market securities and other debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. Securities for which quotations are not readily available, of which there were none as of October 31, 2003, are valued at fair value using methods determined in good faith by the Board of Trustees.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     CLASSES: Class-specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net assets.

     EXPENSES: Expenses that are directly related to one of the Funds are charged to the Fund. Other operating expenses of the Trust are prorated to the Funds based on the number of funds and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from accounting principles generally accepted in the United States of America. Dividends from net investment income are declared and paid to shareholders quarterly for each of the Funds. Any net realized capital gains are distributed to shareholders at least annually.

NOTE 3 - TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

NOTE 4 - ADMINISTRATION, DISTRIBUTION AND TRANSFER
AGENT AGREEMENTS

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
October 31, 2003


for an annual fee of 0.10% of aggregate average daily net assets of the first $250 million and 0.09% of aggregate average daily net assets in excess of $250 million of the Funds, subject to a minimum of $180,000. For purposes of this calculation, the assets and fees paid include those of the Chartwell Dividend and Income Fund, Inc., a fund whose financials are presented separately.

Forum Shareholder Services, LLC (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement.

The Trust and Distributor are parties to a Distribution Agreement. Under the distribution plan (the "Plan"), the Distributor may receive up to 0.25% of each Fund's average daily net assets attributable to Advisor Class shares as compensation for distribution and services pursuant to Rule 12b-1 of the 1940 Act. The Distributor will not receive any compensation for the distribution of Institutional Class shares of the Funds.

NOTE 5 - INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS

Chartwell Investment Partners (the "Advisor") provides the Funds with investment management services under an Investment Advisory Agreement with the Trust. The Advisor furnishes all investment advice, office space, facilities, and provides most of the personnel needed by each Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.50% based upon the average daily net assets of the Chartwell Large Cap Core Fund and 0.80% based upon the average daily net assets of the Chartwell Small Cap Value Fund. For the period ended October 31, 2003, the Chartwell Large Cap Core Fund and the Chartwell Small Cap Value Fund incurred $84,615 and $145,189, respectively, in Advisory Fees.

The Funds are responsible for their own operating expenses. The Advisor has agreed to reduce fees payable to it by each Fund and to pay each Fund's operating expenses to the extent necessary to limit each Fund's aggregate annual operating expenses to 1.00% of average net assets for the Chartwell Large Cap Core Fund - Advisor Class, 0.75% for the Chartwell Large Cap Core Fund - Institutional Class, 1.35% for the Chartwell Small Cap Value Fund - Advisor Class and 1.10% of average net assets for the Chartwell Small Cap Value Fund - Institutional Class. Any such reductions made by the Advisor in its fees or payment of expenses which are a Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
October 31, 2003


requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on the Fund's expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, during the sixth and seventh year of the Fund's operations, respectively. Any such reimbursement is also contingent upon Board of Trustees' review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to a Fund's payment of current ordinary operating expenses. For the period ended October 31, 2003, the Advisor reduced its fees and/or reimbursed Fund expenses in the amount of $81,614 for the Chartwell Large Cap Core Fund and $52,563 for the Chartwell Small Cap Value Fund; no amounts were reimbursed to the Advisor. Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $409,991 for the Chartwell Large Cap Core Fund and $391,554 for the Chartwell Small Cap Value Fund at October 31, 2003. Accumulative expenses subject to recapture expire as follows:

                                     CHARTWELL         CHARTWELL
                                     LARGE CAP         SMALL CAP
                      YEAR           CORE FUND        VALUE FUND
                     -----           ---------        ----------
                      2005            $187,827         $201,173
                      2006             222,164          190,381

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

NOTE 6 - INVESTMENT TRANSACTIONS

For the period ended October 31, 2003, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for the Chartwell Large Cap Core Fund were $32,648,527 and $44,536,700, respectively. For the period ended October 31, 2003, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for the Chartwell Small Cap Value Fund were $22,562,202 and $16,872,024, respectively.

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
October 31, 2003


NOTE 7 - SHARE TRANSACTIONS

                                            CHARTWELL LARGE CAP CORE FUND
--------------------------------------------------------------------------------
                                         DECEMBER 7,   SEPTEMBER 1,     YEAR
                                           2002 TO        2002 TO       ENDED
                                         OCTOBER 31,    DECEMBER 6,   AUGUST 31,
                                            2003           2002*         2002
--------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Advisor Class Shares:
   Issued .............................         --            --            95**
   In Lieu of Cash Distributions ......          2            --            --**
   Redeemed ...........................         --            --            --**
--------------------------------------------------------------------------------
     Net Increase in Advisor
     Class Shares .....................          2            --            95
--------------------------------------------------------------------------------
Institutional Class Shares:
   Issued .............................    646,279        32,818       625,004
   In Lieu of Cash Distributions ......     55,062            --        19,869
   Redeemed ........................... (2,012,862)+     (75,949)     (978,700)
--------------------------------------------------------------------------------
     Net Decrease in Institutional
     Class Shares ..................... (1,311,521)      (43,131)     (333,827)
================================================================================
     Net Decrease in Shares ........... (1,311,519)      (43,131)     (333,732)
================================================================================

                                           CHARTWELL SMALL CAP VALUE FUND
--------------------------------------------------------------------------------
                                         DECEMBER 7,   SEPTEMBER 1,      YEAR
                                           2002 TO        2002 TO        ENDED
                                         OCTOBER 31,    DECEMBER 6,   AUGUST 31,
                                            2003           2002*         2002
--------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Advisor Class Shares:
   Issued .............................      2,455         1,280       12,812**
   In Lieu of Cash Distributions ......        224            --           --**
   Redeemed ...........................     (2,569)          (93)      (5,082)**
--------------------------------------------------------------------------------
     Net Increase in Advisor
     Class Shares .....................        110         1,187        7,730
--------------------------------------------------------------------------------
Institutional Class Shares:
   Issued .............................    508,739       287,254      612,656
   In Lieu of Cash Distributions ......     31,861            --       16,073
   Redeemed ...........................    (41,952)           --      (82,048)
--------------------------------------------------------------------------------
     Net Increase in Institutional
     Class Shares .....................    498,648       287,254      546,681
--------------------------------------------------------------------------------
     Net Increase in Shares ...........    498,758       288,441      554,411
================================================================================
   * See Note 1 in Notes to Financial Statements regarding the reorganization. ** Advisor Class commenced offering on March 1, 2002.
   + Includes redemptions as a result of an in-kind transfers of securities (see
     Note 9).

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
October 31, 2003


NOTE 8 - FEDERAL TAX INFORMATION

It is the Funds' intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital.

Permanent book and tax differences, have been reclassified to/from the following accounts as of October 31, 2003:

                                                UNDISTRIBUTED     ACCUMULATED
                                               NET INVESTMENT      REALIZED
                             PAID-IN-CAPITAL    INCOME/(LOSS)     GAIN/(LOSS)
                             ---------------   --------------     ------------
Chartwell Large Cap
   Core Fund ..............    $1,006,012            $ --        $(1,006,012)
Chartwell Small Cap
   Value Fund .............            --            (187)               187

Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

These reclassifications have no impact on net assets or net asset value per share.

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
October 31, 2003


The tax character of dividends and distributions paid during the periods noted below were as follows:
                                          ORDINARY      LONG TERM
                                           INCOME     CAPITAL GAIN     TOTAL
                                         -----------  -------------- ----------
CHARTWELL LARGE CAP CORE FUND
   2003(1) ............................    $444,498         $  --     $444,498
   2002(2) ............................          --            --           --
   2002(3) ............................     229,500            --      229,500

CHARTWELL SMALL CAP VALUE FUND
   2003(1) ............................    $ 84,398      $322,961     $407,359
   2002(2) ............................          --            --           --
   2002(3) ............................     252,759        63,491      316,250
(1) For the period from December 7, 2002 to October 31, 2003.
(2) For the period from September 1, 2002 to December 6, 2002.
(3) For the year from September 1, 2001 to August 31, 2002.

As of October 31, 2003, the components of Distributable Earnings (Accumulated Losses) were as follows:

                                               CHARTWELL       CHARTWELL
                                               LARGE CAP       SMALL CAP
                                               CORE FUND       VALUE FUND
                                              -----------      ----------
Undistributed Ordinary Income ........        $   268,613      $   48,139
Capital Loss Carryforwards ...........         (5,165,106)       (792,366)
Net Unrealized Appreciation ..........             15,569       3,292,957
Other Temporary Differences ..........                 --             336
                                              -----------      ----------
Total Distributable Earnings
  (Accumulated Losses) ...............        $(4,880,924)     $2,549,066
                                              ===========      ==========

For Federal income tax purposes, the cost of securities owned at October 31, 2003, and the net realized gains or losses on securities sold for the period were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
October 31, 2003


gross unrealized appreciation and depreciation on investments, held by the Funds at October 31, 2003, were as follows:

                                               CHARTWELL       CHARTWELL
                                               LARGE CAP       SMALL CAP
                                               CORE FUND       VALUE FUND
                                              -----------      ----------
Federal tax cost .....................        $9,002,045      $23,152,282
                                              ----------      -----------
Gross unrealized appreciation ........           231,144        3,539,279
Gross unrealized depreciation ........          (215,575)        (246,322)
                                              ----------      -----------
Net unrealized appreciation ..........        $   15,569      $ 3,292,957
                                              ==========      ===========

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future capital gains. During the year ended October 31, 2003 Chartwell Small Cap Value Fund utilized $45,364 of capital loss carryforwards to offset capital gains.

The Funds had capital loss carryforwards expiring as follows:

                                               CHARTWELL       CHARTWELL
                                               LARGE CAP       SMALL CAP
                                               CORE FUND      VALUE FUND
                                              ----------      -----------
2008 .................................       $  (102,289)       $      --
2009 .................................        (1,100,234)              --
2010 .................................        (3,523,423)        (792,366)
2011 .................................          (439,160)              --
                                             -----------        ---------
                                             $(5,165,106)       $(792,366)
                                             ===========        =========

NOTE 9 - IN-KIND REDEMPTION

During the period ended October 31, 2003, Chartwell Large Cap Core Fund redeemed 1,042,661 shares of beneficial interest in exchange for Fund's assets valued at $9,118,176. The Fund realized a gain of $1,006,012 for financial reporting purposes. However, no realized gain will be recognized for federal income tax purposes.

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
October 31, 2003


NOTE 10 - CHANGE IN INDEPENDENT AUDITOR (UNAUDITED):

In December 2002, KPMG LLP (KPMG) was selected to replace PricewaterhouseCoopers LLP (PWC) as the independent auditor for the Chartwell Funds. The Funds' selection of KPMG as its independent auditor was recommended by the Funds' audit committee and was approved by the Funds' Board of Trustees.

The report on the financial statements audited by PWC for the period ended December 6, 2002 for the Funds did not contain an adverse opinion or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Funds and PWC on any matter of accounting principles or practices, financial statements disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of PWC would have caused it to make reference to the subject matter of the disagreements in connection with its reports in the financial statements of such period.

REPORT OF INDEPENDENT AUDITORS


The Shareholders and Board of Trustees of
Chartwell Large Cap Core Fund and
Chartwell Small Cap Value Fund of
The Advisors' Inner Circle Fund:


We have audited the accompanying statements of assets and liabilities, including the schedules of investments of Chartwell Large Cap Core and Chartwell Small Cap Value Funds (the "Funds"), two of the funds constituting The Advisors' Inner Circle Fund, as of October 31, 2003, and the related statements of operations, statements of changes in net assets and the financial highlights for the period from December 7, 2002 through October 31, 2003. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of operations for the period ending December 6, 2002, and the statements of changes in net assets and the financial highlights for the periods ending December 6, 2002, and prior, were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements in their report dated February 4, 2003.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Chartwell Large Cap Core and Chartwell Small Cap Value Funds of The Advisors' Inner Circle Fund as of October 31, 2003, the results of their operations, the changes in their net assets and the financial highlights for the period December 7, 2002 through October 31, 2003, in conformity with accounting principles generally accepted in the United States of America.


KPMG LLP [Signature Omitted]

Philadelphia, Pennsylvania
December 23, 2003

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The following chart lists Trustees and Officers as of November 11, 2003.

                                                                                     NUMBER OF
                                                                                     PORTFOLIOS
                                        TERM OF                                    IN THE ADVISORS'
                      POSITION(S)       OFFICE AND                                INNER CIRCLE FUND
  NAME, ADDRESS,      HELD WITH         LENGTH OF       PRINCIPAL OCCUPATION(S)    OVERSEEN BY BOARD     OTHER DIRECTORSHIPS
       AGE 1          THE TRUST         TIME SERVED 2   DURING PAST 5 YEARS             MEMBER           HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
JOHN T. COONEY        Trustee           (Since 1993)    Vice Chairman of Ameritrust        45       Trustee of The Arbor Funds,
76 yrs. old                                             Texas N.A., 1989-1992, and                  The MDL Funds, and The
                                                        MTrust Corp., 1985-1989.                    Expedition Funds.
------------------------------------------------------------------------------------------------------------------------------------
ROBERT A. PATTERSON   Trustee           (Since 1993)    Pennsylvania State University,     45       Member and Treasurer, Board of
76 yrs. old                                             Senior Vice President,                      College. Trustees of Grove
                                                        Treasurer (Emeritus);                       City  Trustee of The Arbor
                                                        Financial and Investment                    Funds, The MDL Funds, and The
                                                        Consultant, Professor                       Expedition Funds.
                                                        of Transportation since 1984;
                                                        Vice President-Investments,
                                                        Treasurer, Senior Vice
                                                        President (Emeritus),
                                                        1982-1984. Director,
                                                        Pennsylvania Research Corp.
------------------------------------------------------------------------------------------------------------------------------------
EUGENE B. PETERS      Trustee           (Since 1993)    Private investor from 1987 to      45       Trustee of The Arbor Funds,
74 yrs. old                                             present. Vice President and                 The MDL Funds, and The
                                                        Chief Financial officer, Western            Expedition Funds.
                                                        Company of North America (petroleum
                                                        service company), 1980-1986.
                                                        President of Gene Peters and
                                                        Associates (import company),
                                                        1978-1980. President and Chief
                                                        Executive Officer of Jos.
                                                        Schlitz Brewing Company
                                                        before 1978.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. STOREY       Trustee           (Since 1994)    Partner, Dechert (law firm),       45       Trustee of The Arbor Funds,
72 yrs. old                                             September 1987-December 1993.               The MDL Funds, The Expedition
                                                                                                    Funds, SEI Asset Allocation
                                                                                                    Trust, SEI Daily Income Trust,
                                                                                                    SEI Index Funds, SEI
                                                                                                    Institutional International
                                                                                                    Trust, SEI Institutional
                                                                                                    Investments Trust, SEI
                                                                                                    Institutional Managed Trust,
                                                                                                    SEI Liquid Asset Trust, SEI Tax
                                                                                                    Exempt Trust, State Street
                                                                                                    Research Funds, Massachusetts
                                                                                                    Health and Education Tax-
                                                                                                    Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of
  Trust.
3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.


                                     34 & 35



TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                     NUMBER OF
                                                                                     PORTFOLIOS
                                        TERM OF                                    IN THE ADVISORS'
                      POSITION(S)       OFFICE AND                                INNER CIRCLE FUND
  NAME, ADDRESS,      HELD WITH         LENGTH OF       PRINCIPAL OCCUPATION(S)    OVERSEEN BY BOARD     OTHER DIRECTORSHIPS
       AGE 1          THE TRUST         TIME SERVED 2   DURING PAST 5 YEARS             MEMBER           HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------
GEORGE J.             Trustee           (Since 1999)    Chief Executive Officer,           45       Trustee, Navigator Securities
SULLIVAN, JR.                                           Newfound Consultants Inc.                   Lending Trust, since 1995.
61 yrs. old                                             since April 1997. General                   Trustee of The Arbor Funds, The
                                                        Partner, Teton Partners, L.P.,              MDL Funds, The Expedition Funds,
                                                        June 1991- December 1996;                   SEI Asset Allocation Trust, SEI
                                                        Chief Financial Officer,                    Daily Income Trust, SEI Index
                                                        Nobel Partners, L.P., March                 Funds, SEI Institutional
                                                        1991-December 1996; Treasurer               International Trust, SEI
                                                        and Clerk, Peak Asset                       Institutional Investments Trust,
                                                        Management, Inc., since 1991.               SEI Institutional Managed Trust,
                                                                                                    SEI Liquid Asset Trust and SEI
                                                                                                    Tax Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
--------------
ROBERT A. NESHER      Chairman          (Since 1991)    Currently performs various         45       Trustee of The Arbor Funds,
57 yrs. old           of the Board                      services on behalf  of SEI                  Bishop Street Funds, The
                      of Trustees                       Investments for which Mr. Nesher            Expedition Funds, The MDL Funds,
                                                        is compensated. Executive Vice              SEI Asset Allocation Trust, SEI
                                                        President of SEI Investments,               Daily Income Trust, SEI Index
                                                        1986-1994. Director and                     Funds, SEI Institutional
                                                        Executive Vice President of the             International Trust, SEI
                                                        Administrator and the Distributor,          Institutional Investments Trust,
                                                        1981-1994.                                  SEI Institutional Managed Trust,
                                                                                                    SEI Liquid Asset Trust, SEI Tax
                                                                                                    Exempt Trust, SEI Opportunity
                                                                                                    Master Fund, L.P., SEI
                                                                                                    Opportunity Fund, L.P., SEI
                                                                                                    Absolute Return Master Fund,
                                                                                                    L.P., SEI Absolute Return Fund,
                                                                                                    L.P.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM M. DORAN      Trustee           (Since 1992)    Partner, Morgan, Lewis &           45       Trustee of The Arbor Funds, The
1701 Market Street,                                     Bockius LLP (law firm),                     MDL Funds, The Expedition Funds,
Philadelphia, PA 19103                                  counsel to the Trust, SEI                   SEI Asset Allocation Trust, SEI
63 yrs. old                                             Investments, the Administrator              Daily Income Trust, SEI Index
                                                        and the Distributor. Director               Funds, SEI Institutional
                                                        of SEI Investments since 1974;              International Trust, SEI
                                                        Secretary of SEI Investments                Institutional Investments Trust,
                                                        since 1978.                                 SEI Institutional Managed Trust,
                                                                                                    SEI Liquid Asset Trust, and SEI
                                                                                                    Tax Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of
  Trust.
3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.




                                     36 & 37



TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                     NUMBER OF
                                                                                     PORTFOLIOS
                                        TERM OF                                    IN THE ADVISORS'
                      POSITION(S)       OFFICE AND                                INNER CIRCLE FUND
  NAME, ADDRESS,      HELD WITH         LENGTH OF       PRINCIPAL OCCUPATION(S)    OVERSEEN BY BOARD     OTHER DIRECTORSHIPS
       AGE 1          THE TRUST         TIME SERVED     DURING PAST 5 YEARS             MEMBER           HELD BY BOARD MEMBER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
JAMES F. VOLK, CPA    President         (Since 2003)    Senior Operations Officer,         N/A                    N/A
41 yrs. old                                             SEI Investments, Fund
                                                        Accounting and Administration
                                                        (1996-present); Assistant
                                                        Chief Accountant of the
                                                        Securities and Exchange
                                                        Commission's Division of
                                                        Investment Management
                                                        (1993-1996).
------------------------------------------------------------------------------------------------------------------------------------
JENNIFER              Controller        (Since 2001)    Director, SEI Investments,         N/A                    N/A
SPRATLEY, CPA         and Chief                         Fund Accounting and
34 yrs. old           Financial                         Administration since
                      Officer                           November 1999; Audit
                                                        Manager, Ernst & Young LLP
                                                        from 1991-1999.
------------------------------------------------------------------------------------------------------------------------------------
PETER GOLDEN          Co-Controller     (Since 2003)    Director, SEI Investments,         N/A                    N/A
39 yrs. old           and Co-Chief                      Fund Accounting and
                      Financial                         Administration since June
                      Officer                           2001. From March 2000 to
                                                        2001, Vice President of
                                                        Funds Administration for
                                                        J.P. Morgan Chase & Co. From
                                                        1997 to 2000, Vice President
                                                        of Pension and Mutual Fund
                                                        Accounting for Chase
                                                        Manhattan Bank.
------------------------------------------------------------------------------------------------------------------------------------
SHERRY K.             Vice President    (Since 2001)    Vice President and Assistant       N/A                    N/A
VETTERLEIN            and Secretary                     Secretary of SEI Investments
41 yrs. old                                             Global Funds Services and SEI
                                                        Investments Distribution Co.
                                                        since January 2001; Shareholder/
                                                        Partner, Buchanan Ingersoll
                                                        Professional Corporation
                                                        from 1992-2000.
------------------------------------------------------------------------------------------------------------------------------------
1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.




                                     38 & 39




TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                     NUMBER OF
                                                                                     PORTFOLIOS
                                        TERM OF                                    IN THE ADVISORS'
                      POSITION(S)       OFFICE AND                                INNER CIRCLE FUND
  NAME, ADDRESS,      HELD WITH         LENGTH OF       PRINCIPAL OCCUPATION(S)    OVERSEEN BY BOARD     OTHER DIRECTORSHIPS
       AGE 1          THE TRUST         TIME SERVED     DURING PAST 5 YEARS             MEMBER           HELD BY BOARD MEMBER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
-------------------
LYDIA A. GAVALIS      Vice President    (Since 1998)    Vice President and Assistant       N/A                    N/A
39 yrs. old           and                               Secretary of SEI Investments,
                      Assistant                         SEI Investments Global Funds
                      Secretary                         Services and SEI Investments
                                                        Distribution Co. since 1998;
                                                        Assistant General Counsel and
                                                        Director of Arbitration,
                                                        Philadelphia Stock Exchange
                                                        from 1989-1998.
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D. BARTO      Assistant Vice    (Since 2000)    Vice President and Assistant       N/A                    N/A
35 yrs. old           President and                     Secretary of SEI Investments
                      Assistant                         Global Funds Services and SEI
                      Secretary                         Investments Distribution Co.
                                                        since 1999; Associate, Dechert
                                                        (law firm) from 1997-1999;
                                                        Associate, Richter, Miller
                                                        & Finn (law firm)
                                                        from 1994-1997.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM E. ZITELLI    Assistant Vice    (Since 2000)    Vice President and Assistant       N/A                    N/A
35 yrs. old           President                         Secretary of SEI Investments
                      and Secretary                     Global Funds Services and SEI
                                                        Investments Distribution Co.
                                                        since 2000; Vice President,
                                                        Merrill Lynch & Co. Asset
                                                        Management Group from 1998-2000;
                                                        Associate at Pepper Hamilton
                                                        LLP from 1997-1998.
------------------------------------------------------------------------------------------------------------------------------------
CHRISTINE M.          Vice President    (Since 2000)    Vice President and Assistant       N/A                    N/A
MCCULLOUGH            and Assistant                     Secretary of SEI Investments
43 yrs. old           Secretary                         Global Funds Services and SEI
                                                        Investments Distribution Co.
                                                        since 1999; Associate at White
                                                        and Williams LLP from 1991-1999.
------------------------------------------------------------------------------------------------------------------------------------
JOHN C. MUNCH         Vice President    (Since 2001)    Vice President and Assistant       N/A                    N/A
32 yrs. old           and Assistant                     Secretary of SEI Investments
                      Secretary                         Global Funds Services and SEI
                                                        Investments Distribution Co.
                                                        since 2001; Associate at Howard
                                                        Rice Nemorvoski Canady Falk &
                                                        Rabkin from 1998-2001;
                                                        Associate at Seward & Kissel
                                                        from 1996-1998.
------------------------------------------------------------------------------------------------------------------------------------
JOHN C. MUNERA        Vice President    (Since 2002)    Middle Office Compliance           N/A                    N/A
40 yrs. old           and Assistant                     Officer at SEI Investments
                      Secretary                         since 2000; Supervising
                                                        Examiner at Federal Reserve Bank of
                                                        Philadelphia from 1998-2000.
------------------------------------------------------------------------------------------------------------------------------------
CORI DAGGETT          Vice President    (Since 2003)    Employed by SEI Investments        N/A                    N/A
42 yrs. old           and Assistant                     Company since 2003. Associate
                      Secretary                         at Drinker Biddle &
                                                        Reath from 1998-2003.
------------------------------------------------------------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.



                                     40 & 41

NOTICE TO SHAREHOLDERS (UNAUDITED)

For shareholders that do not have an October 31, 2003 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2003 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2003, the Funds are designating the following items with regard to distributions paid during the year.

                                                                                          DIVIDEND
                 LONG TERM         QUALIFIED                                           QUALIFYING FOR    QUALIFYING
                (20% RATE)          5 YEAR           ORDINARY         CORPORATE           DIVIDENDS     DIVIDEND INCOME
               CAPITAL GAIN          GAIN             INCOME             TOTAL           RECEIVABLE     (15% TAX RATE
               DISTRIBUTIONS     DISTRIBUTIONS     DISTRIBUTIONS     DISTRIBUTIONS      DEDUCTION (1)    FOR QDI) (2)
               -------------     -------------     -------------     -------------     -------------   ---------------
Chartwell
Large Cap
Core Fund          0.00%              0.00%            100.00%          100.00%             31.82%           26.95%
Chartwell
Small Cap
Value Fund        79.28%              0.00%             20.72%          100.00%             43.91%           43.90%


(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and are reflected as a percentage of "Ordinary Income Distributions".
(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions". It is the intention of each of the aforementioned Funds to designate the maximum amount permitted by the law.

    The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2003. Complete information will be computed and reported in conjunction with your 2003 Form 1099-DIV.

                                      NOTES

                                      NOTES

ADVISOR
Chartwell Investment Partners
1235 Westlakes Drive
Suite 400
Berwyn, PA 19312
(610) 296-1400


DISTRIBUTOR
SEI Investments Distribution Company
One Freedom Valley Drive
Oaks, PA 19456


CUSTODIAN
Wachovia Bank, N.A.
123 Broad Street
Philadelphia, PA 19109


TRANSFER AGENT
Forum Shareholder Services, LLC
Two Portland Square
Portland, ME 04101

Item 2.    Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

Item 3.    Audit Committee Financial Expert.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

Item 4.    Principal Accountant Fees and Services.

Not applicable - only effective for annual reports for periods ending on or after December 15, 2003.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.   (Reserved)

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Items 8.   (Reserved)

Item 9.    Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Items 10.  Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ James F. Volk
                                        -----------------
                                        James F. Volk, President

Date 12/22/03





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ James F. Volk
                                        -----------------
                                        James F. Volk, President

Date 12/22/03


By (Signature and Title)*               /s/ Jennifer E. Spratley
                                        ------------------------
                                        Jennifer E. Spratley, Controller and CFO

Date 12/22/03
*   Print the name and title of each signing officer under his or her signature.